SHARE CAPITAL - Disclosure Of Maximum Share Dilution (Details) - shares shares in Thousands	Jan. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of classes of share capital [line items]
Number of options outstanding (in shares)		811	2,606	5,584
Potential ordinary share transactions
Disclosure of classes of share capital [line items]
Number of options outstanding (in shares)	807
Maximum number of shares outstanding if all outstanding options were exercised and RSU awards vested	199,663
Restricted share units
Disclosure of classes of share capital [line items]
RSU awards outstanding (in shares)		1,437	504	657
Restricted share units | Potential ordinary share transactions
Disclosure of classes of share capital [line items]
RSU awards outstanding (in shares)	1,434
Share capital
Disclosure of classes of share capital [line items]
Number of shares outstanding		197,422	210,358	221,792
Share capital | Potential ordinary share transactions
Disclosure of classes of share capital [line items]
Number of shares outstanding	197,422